SHARE CAPITAL (Details - Warrants activity) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance	2,519,238	2,831,338	3,131,556
Weighted Average Exercise Price Outstanding beginning	$ 1.73	$ 1.87	$ 1.84
Warrants Exercisable outstanding	2,519,238	2,831,338	3,131,556
Weighted Average Exercise Price outstanding	$ 1.73	$ 1.87	$ 1.84
Warrants expired	(623,167)	(231,100)	(300,218)
Warrants expired	$ 0.39	$ 1.54	$ 1.54
Warrants canceled / exercised		(81,000)
Warrants canceled / exercised		$ 0.56
Warrants outstanding, ending balance	1,896,071	2,519,238	2,831,338
Weighted Average Exercise Price Outstanding, ending	$ 1.64	$ 1.73	$ 1.87
Warrants Exercisable outstanding	1,896,071	2,519,238	2,831,338
Weighted Average Exercise Price outstanding	$ 1.64	$ 1.73	$ 1.87